Cover	Apr. 26, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40193
Entity Registrant Name	Archimedes Tech SPAC Partners Co.
Entity Central Index Key	0001840856
Entity Tax Identification Number	86-1286799
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5400 Betsy Ross Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	441-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SOUN
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50, subject to adjustment
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50, subject to adjustment
Trading Symbol	SOUNW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line Two	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703